PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Property, plant and equipment
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Plant and equipment:
Cost	$97,243	$96,762	$97,477
Construction-in-progress	6,187	6,424	6,473
Accumulated depreciation	(24,086)	(20,516)	(16,930)
Net book value	$79,344	$82,670	$87,020

Mineral properties:
Cost	$178,947	$166,332	$165,372
Net book value	$178,947	$166,332	$165,372
Total Net book value	$258,291	$249,002	$252,392

Plant and equipment continuity
		Accumulated
		Amortization /	Net
(in thousands)	Cost	Depreciation	Book Value

Plant and equipment:
Balance-January 1, 2017	$103,950	$(16,930)	$87,020
Additions	257	-	257
Amortization	-	(190)	(190)
Depreciation (note 23)	-	(4,371)	(4,371)
Disposals	(806)	785	(21)
Reclamation adjustment (note 16)	(215)	190	(25)
Balance-December 31, 2017	$103,186	$(20,516)	$82,670

Additions	173	-	173
Amortization	-	(189)	(189)
Depreciation (note 23)	-	(3,661)	(3,661)
Disposals	(365)	91	(274)
Reclamation adjustment (note 16)	436	189	625
Balance-December 31, 2018	$103,430	$(24,086)	$79,344

Mineral property continuity
		Accumulated	Net
(in thousands)	Cost	Amortization	Book Value

Mineral properties:
Balance-January 1, 2017	$165,372	$-	$165,372
Additions	829	-	829
Impairment reversal	331	-	331
Recoveries	(200)	-	(200)
Balance-December 31, 2017	$166,332	$-	$166,332

Additions	18,923	-	18,923
Impairment expense	(6,086)	-	(6,086)
Recoveries	(222)	-	(222)
Balance-December 31, 2018	$178,947	$-	$178,947